NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			$ 8,966
Segment income, attributable to non-controlling interests	$ 445	$ 264	752	$ 456
Cash contributed	44	$ 30	127	52
NCI write-off due to deconsolidation of Loulo-Gounkoto			(686)
Disbursements			(564)	(290)
Non-controlling interests, ending balance	8,595		8,595		$ 8,966
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			8,966	8,661	8,661
Segment income, attributable to non-controlling interests			752		944
Cash contributed			127		146
NCI write-off due to deconsolidation of Loulo-Gounkoto			(686)
Disbursements			(564)		(785)
Non-controlling interests, ending balance	8,595		$ 8,595		8,966
Nevada Gold Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			38.50%
Non-controlling interests, beginning balance			$ 6,379	6,162	6,162
Segment income, attributable to non-controlling interests			632		884
Cash contributed			0		0
NCI write-off due to deconsolidation of Loulo-Gounkoto			0
Disbursements			(441)		(667)
Non-controlling interests, ending balance	6,570		$ 6,570		6,379
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			40.00%
Non-controlling interests, beginning balance			$ 1,160	1,143	1,143
Segment income, attributable to non-controlling interests			87		101
Cash contributed			0		0
NCI write-off due to deconsolidation of Loulo-Gounkoto			0
Disbursements			(88)		(84)
Non-controlling interests, ending balance	1,159		$ 1,159		1,160
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			16.00%
Non-controlling interests, beginning balance			$ 375	322	322
Segment income, attributable to non-controlling interests			39		53
Cash contributed			0		0
NCI write-off due to deconsolidation of Loulo-Gounkoto			0
Disbursements			(35)		0
Non-controlling interests, ending balance	379		$ 379		375
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			20.00%
Non-controlling interests, beginning balance			$ 695	760	760
Segment income, attributable to non-controlling interests			(9)		(31)
Cash contributed			0		0
NCI write-off due to deconsolidation of Loulo-Gounkoto			(686)
Disbursements			0		(34)
Non-controlling interests, ending balance	0		$ 0		695
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			10.30%
Non-controlling interests, beginning balance			$ 16	16	16
Segment income, attributable to non-controlling interests			5		0
Cash contributed			0		0
NCI write-off due to deconsolidation of Loulo-Gounkoto			0
Disbursements			0		0
Non-controlling interests, ending balance	21		$ 21		16
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			50.00%
Non-controlling interests, beginning balance			$ 421	338	338
Segment income, attributable to non-controlling interests			(2)		(63)
Cash contributed			127		146
NCI write-off due to deconsolidation of Loulo-Gounkoto			0
Disbursements			0		0
Non-controlling interests, ending balance	546		546		421
Other [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			(80)	$ (80)	(80)
Segment income, attributable to non-controlling interests			0		0
Cash contributed			0		0
NCI write-off due to deconsolidation of Loulo-Gounkoto			0
Disbursements			0		0
Non-controlling interests, ending balance	$ (80)		$ (80)		$ (80)